NOTES RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Credit Loss [Abstract]
NOTES RECEIVABLE

NOTE 5 — NOTES RECEIVABLE

The notes receivable held by the Company are unsecured convertible note receivables from JDDC Elemental LLC (“Midnight Theatre”) (the “Notes Receivable”). The Notes Receivable are recorded at their principal face amount plus accrued interest. Due to their short-term maturity and conversion terms, these have been recorded at the face value of the note and an allowance for credit losses has not been established.

Midnight Theatre

As of June 30, 2022, the Midnight Theatre notes amount to $3,362,154, inclusive of $123,354 of interest receivable, and are convertible at the option of the Company into Class A and B Units of Midnight Theatre. During the three and six months ended June 30, 2022, Midnight Theatre issued four and seven unsecured convertible promissory notes, respectively, to the Company (the “Midnight Theatre Notes”) with an aggregate principal of $1,084,300 and $2,238,800 respectively, each with a ten percent (10%) per annum simple coupon rate, which have maturity dates six months from their respective issuance date. The Midnight Theatre Notes allow the Company to convert the principal and accrued interest into Class A and B units of Midnight Theatre on the respective maturity date.

Subsequent to June 30, 2022, on each of July 11, 2022 and July 21, 2022, we issued Midnight Theatre two additional notes amounting to $341,660 in aggregate on the same terms as the previous notes.

Crafthouse Cocktails

On November 30, 2021 Crafthouse Cocktails issued a $500,000 unsecured convertible promissory note (the “Crafthouse Note”) to the Company with an eight percent (8%) per annum simple coupon rate and a mandatorily redeemable date of February 1, 2022. The Crafthouse Note allows the Company to convert the principal and accrued interest into membership interests of Crafthouse on the mandatory conversion date. On February 1, 2022, the Crafthouse Note was converted and Dolphin was issued memberships interests of Crafthouse Cocktails; refer to Note 6. There have been no notes receivable issued from Crafthouse Cocktails during the three and six months ended June 30, 2022, and no notes receivable from Crathouse Cocktails remain outstanding as of June 30, 2022.

NOTE 10 — NOTES RECEIVABLE

Midnight Theatre

The Midnight Theatre notes amount to $1,000,000 and are convertible at the option of the Company into Class A and B Units of Midnight Theatre. On November 15, 2021 and December 3, 2021, Midnight Theatre issued two $500,000 unsecured convertible promissory notes (the “Midnight Theatre Notes”) to the Company each with an eight percent (8%) per annum simple coupon rate, which have maturity dates six months from their issuance date. The Midnight Theatre Notes allow the Company to convert the principal and accrued interest into common interest of JDDC Elemental, LLC on the respective maturity date. As of December 31, 2021, the Company had recorded $10,137 of accrued interest related to the Midnight Theatre Notes.

Subsequent to year-end, on each of January 3, 2022, February 2, 2022, March 22, 2022 and April 1, 2022, we issued Midnight Theatre four additional notes amounting in aggregate to $1,585,500 on same terms as the previous notes.

Crafthouse Cocktails

On November 30, 2021 Crafthouse Cocktails issued a $500,000 unsecured convertible promissory note (the “Crafthouse Note”) to the Company with an eight percent (8%) per annum simple coupon rate and a mandatorily redeemable date of February 1, 2022. The Crafthouse Note allows the Company to convert the principal and accrued interest into common interest of Crafthouse on the mandatory conversion date.

Subsequent to year-end, on February 1, 2022, the Crafthouse Note was converted and Dolphin was issued common interests of Stanton South LLC.